Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Number of INX tokens	133,410,776	132,254,382
Total fair value	$ 56,847	$ 282,642
Not subject to lock-up [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	0.00%	0.00%
Number of INX tokens	122,716,614	99,576,830
Total fair value	$ 52,768	$ 219,069
Subject to lock-up through February-April 2023 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Number of INX tokens	9,082,078
Total fair value	$ 3,554
Subject to lock-up through May 2023 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Number of INX tokens	82,000
Total fair value	$ 31
Subject to lock-up through June 2023 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	10.52%
Number of INX tokens	3,000
Total fair value	$ 1
Subject to lock-up through July 2024 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	24.99%
Number of INX tokens	1,527,084
Total fair value	$ 493
Subject to lock-up through April 2022 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate		7.96%
Number of INX tokens		13,148,864
Total fair value		$ 26,775
Subject to lock-up through April 2023 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate		20.74%
Number of INX tokens		19,528,688
Total fair value		$ 36,798
Bottom of range [member] | Subject to lock-up through February-April 2023 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	6.00%
Bottom of range [member] | Subject to lock-up through May 2023 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	10.05%
Top of range [member] | Subject to lock-up through February-April 2023 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	9.30%
Top of range [member] | Subject to lock-up through May 2023 [Member]
Inx Token Liability (Details) - Schedule of the fair values of INX Tokens free of, or subject to lock-up agreements and the discount rates [Line Items]
Discount rate	10.22%